Employee benefits	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Employee benefits

Note 20 - Employee benefits

A.	Employee benefits include post-employment benefits and short term benefits.

Balances include:

	For the Year ended December 31
	2020	2019
	USD thousands	USD thousands
Short-term benefits	263	365
Post-employment benefits	265	285

B.	Post-employment benefit plans – defined contribution plan

The Company has a defined contribution plan in respect of the Company's liability in respect of its employees who are subject to Section 14 of the Severance Pay Law – 1963.

	For the Year ended December 31
	2020	2019	2018
	USD thousands	USD thousands	USD thousands
Amount recognized as expense in respect of defined contribution plan	197	136	95

C.	Certain of the Company's senior executives are entitled to annual and special bonuses under the terms of their employment and consulting agreements. These bonuses will become due upon the achievement of certain goals or agreements for the commercialization of the Company's products. These consolidated financial statements include bonuses in the amount of USD 481 thousand for the year ended December 31, 2020, and USD 462 thousand for the year ended December 31, 2019, and USD 777 thousand for the year ended December 31, 2018.

D.	Certain of the Company's senior executives are entitled to benefits upon termination of employment under the terms of their employment and consulting agreements, see Note 12 on related parties. These benefits are measured based on the time of service and their monthly pay and the expected term of their employment. These consolidated financial statements include a liability due to these grants of USD 265 thousand USD 285 thousand, as of December 31, 2020 and 2019, respectively.